Schedule of changes in carrying amount of goodwill (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning of year	$ 1,633,309	$ 2,213,460
Acquisition (Note 10)			2,213,460
End of year	$ 1,633,309	$ 2,213,460	$ 2,213,460